Segments Results	6 Months Ended
Jun. 30, 2012
Segments Results [Abstract]
Segment Results
Note 2 - Segments Results

The Companys' segments are strategic business units that offer different communication services and are managed accordingly.

The Company analyzes its operating segments based on the segment's gross profit. The Company  has two reportable segments: (1) Mobile satellite communications services (hereinafter- Mobile satellite communication services), and (2) Content management and distribution services to television and radio broadcasting industries (hereinafter- Content management and distribution  services).

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segment revenues and gross profit are presented below.

The following tables show components of results of operations by segment:

Six months ended June 30, 2012:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,129	$51,398	$55,527

Gross profit	$512	$12,289	$12,801

Sales and marketing			3,347
General and administrative			5,025

Operating income			$4,429

Financial income, net			380

Income before taxes on income			$4,809

Depreciation and amortization	$168	$4,268	$4,436

Six months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,065	$51,383	$55,448

Gross profit	$123	$12,633	$12,756

Sales and marketing			3,454
General and administrative			4,805

Operating income			$4,497

Financial expenses, net			(687)

Income before taxes on income			$3,810

Depreciation and amortization	$146	$3,841	$3,987

Three months ended June 30, 2012:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,155	$25,913	$28,068

Gross profit	$270	$6,397	$6,667

Sales and marketing			1,736
General and administrative			2,455

Operating income			$2,476

Financial expenses, net			(561)

Income before taxes on income			$1,915

Depreciation and amortization	$84	$2,147	$2,231

Three months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,174	$26,344	$28,518

Gross profit	$73	$6,490	$6,563

Sales and marketing			1,710
General and administrative			2,358

Operating income			$2,495

Financial income, net			7

Income before taxes on income			$2,502

Depreciation and amortization	$75	$1,964	$2,039

Year ended December 31, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Revenues by geographic areas:

	Six months ended		Three months ended		Year ended
	June 30	June 30	June 30	June 30	December 31
	2012	2011	2012	2011	2011

North America	$15,842	$15,652	$7,954	$8,417	$31,763
Europe	23,449	23,827	$11,677	12,150	48,181
Asia	5,119	4,401	$2,621	2,215	9,537
Israel	4,591	5,071	$2,431	2,354	9,884
Middle East (other than Israel)	5,293	5,703	$2,672	3,002	11,900
Rest of the world	1,233	794	$713	380	1,655

	$55,527	$55,448	$28,068	$28,518	$112,920